LEASES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Leases
Lease term			1 year
Operating lease renewal term	1 year	1 year	1 year
Lease cost	$ 47,493	$ 50,976